REVENUES	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
Disaggregation of Revenue [Line Items]
REVENUES	REVENUES
The following tables provide additional details related to the Company’s Revenues for the three months ended March 31, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	March 31, 2025
Digital assets sales	$12,849,568	$—	$—	$12,849,568
Fees	14,580	—	(3,063)	11,517
Blockchain rewards	80,700	—	(9,588)	71,112
Proprietary mining	—	—	11,236	11,236
Revenues from contracts with customers	12,944,848	—	(1,415)	12,943,433

Blockchain rewards from non-customers	1,055	—	4,309	5,364
Lending	25,626	—	1,783	27,409
Total revenues	$12,971,529	$—	$4,677	$12,976,206

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	March 31, 2024
Digital assets sales	$9,257,178	$—	$—	$9,257,178
Fees	18,854	—	9,274	28,128
Blockchain rewards	8,251	—	2,023	10,274
Proprietary mining	—	—	20,128	20,128
Revenues from contracts with customers	9,284,283	—	31,425	9,315,708

Blockchain rewards from non-customers	2,910	—	—	2,910
Lending	15,376	—	1,378	16,754
Total revenues	$9,302,569	$—	$32,803	$9,335,372
REVENUES
The following table provides additional details related to the Company’s Revenues for the years ended December 31, 2024, 2023, and 2022:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2024
Digital assets sales	$42,155,920	$—	$—	$42,155,920
Fees	74,962	—	28,232	103,194
Blockchain rewards	179,924	—	890	180,814
Proprietary mining	—	—	63,305	63,305
Revenues from contracts with customers	42,410,806	—	92,427	42,503,233

Blockchain rewards from non-customers	5,852	—	2,099	7,951
Lending	80,405	—	5,084	85,489
Total revenues	$42,497,063	$—	$99,610	$42,596,673

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2023
Digital assets sales	$51,488,120	$—	$—	$51,488,120
Fees	29,240	—	21,571	50,811
Blockchain rewards	3,230	—	2,455	5,685
Proprietary mining	—	—	33,121	33,121
Revenues from contracts with customers	51,520,590	—	57,147	51,577,737

Blockchain rewards from non-customers	982	—	—	982
Lending	43,919	—	4,141	48,060
Total revenues	$51,565,491	$—	$61,288	$51,626,779

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2022
Digital assets sales	$119,724,879	$—	$—	$119,724,879
Fees	31,104	—	3,167	34,271
Blockchain rewards	—	—	7,510	7,510
Proprietary mining	—	—	29,911	29,911
Revenues from contracts with customers	119,755,983	—	40,588	119,796,571

Blockchain rewards from non-customers	—	—	—	—
Lending	29,276	—	—	29,276
Total revenues	$119,785,259	$—	$40,588	$119,825,847